UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2015
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS - 55.5%

                AEROSPACE & DEFENSE - 2.3%
          7,554 Boeing (The) Co. ...................................................   $    1,133,704
          7,134 General Dynamics Corp. .............................................          968,298
          9,819 Honeywell International, Inc. ......................................        1,024,220
          5,103 Lockheed Martin Corp. ..............................................        1,035,705
          6,653 Northrop Grumman Corp. .............................................        1,070,867
          9,069 Raytheon Co. .......................................................          990,788
                                                                                       --------------
                                                                                            6,223,582
                                                                                       --------------

                AIR FREIGHT & LOGISTICS - 0.7%
          5,651 FedEx Corp. ........................................................          934,958
         19,483 Forward Air Corp. ..................................................        1,057,927
                                                                                       --------------
                                                                                            1,992,885
                                                                                       --------------

                BANKS - 3.3%
         16,545 Bank of Hawaii Corp. ...............................................        1,012,720
         22,566 Commerce Bancshares, Inc. ..........................................          954,993
         13,889 Cullen/Frost Bankers, Inc. .........................................          959,452
         25,349 East West Bancorp, Inc. ............................................        1,025,621
         93,240 National Penn Bancshares, Inc. .....................................        1,004,195
         17,728 Prosperity Bancshares, Inc. ........................................          930,365
         21,829 U.S. Bancorp .......................................................          953,272
         17,902 Wells Fargo & Co. ..................................................          973,869
         20,983 Wintrust Financial Corp. ...........................................        1,000,469
                                                                                       --------------
                                                                                            8,814,956
                                                                                       --------------

                BEVERAGES - 1.5%
         23,245 Coca-Cola (The) Co. ................................................          942,585
         22,192 Coca-Cola Enterprises, Inc. ........................................          980,887
         13,690 Dr. Pepper Snapple Group, Inc. .....................................        1,074,391
         10,378 PepsiCo, Inc. ......................................................          992,344
                                                                                       --------------
                                                                                            3,990,207
                                                                                       --------------

                BUILDING PRODUCTS - 0.4%
         10,319 Lennox International, Inc. .........................................        1,152,529
                                                                                       --------------

                CAPITAL MARKETS - 0.8%
         24,509 SEI Investments Co. ................................................        1,080,602
         11,427 T. Rowe Price Group, Inc. ..........................................          925,358
                                                                                       --------------
                                                                                            2,005,960
                                                                                       --------------

                CHEMICALS - 3.4%
          8,517 Airgas, Inc. .......................................................          903,739
         16,322 Albemarle Corp. ....................................................          862,454
         21,253 Cytec Industries, Inc. .............................................        1,148,512
          9,394 Ecolab, Inc. .......................................................        1,074,486
         17,208 FMC Corp. ..........................................................          985,158
         16,788 Innophos Holdings, Inc. ............................................          946,172
          9,677 International Flavors & Fragrances, Inc. ...........................        1,136,080
          7,579 Praxair, Inc. ......................................................          915,088


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                CHEMICALS (CONTINUED)
          3,724 Sherwin-Williams (The) Co. .........................................   $    1,059,478
                                                                                       --------------
                                                                                            9,031,167
                                                                                       --------------

                COMMERCIAL SERVICES & SUPPLIES - 0.4%
         12,511 Cintas Corp. .......................................................        1,021,273
                                                                                       --------------

                COMMUNICATIONS EQUIPMENT - 0.4%
         18,512 Plantronics, Inc. ..................................................          980,210
                                                                                       --------------

                CONTAINERS & PACKAGING - 0.7%
         14,682 AptarGroup, Inc. ...................................................          932,600
         14,395 Ball Corp. .........................................................        1,016,863
                                                                                       --------------
                                                                                            1,949,463
                                                                                       --------------

                DISTRIBUTORS - 0.3%
          9,206 Genuine Parts Co. ..................................................          857,907
                                                                                       --------------

                ELECTRICAL EQUIPMENT - 1.1%
         18,645 AMETEK, Inc. .......................................................          979,608
         15,901 Emerson Electric Co. ...............................................          900,315
          8,828 Rockwell Automation, Inc. ..........................................        1,023,960
                                                                                       --------------
                                                                                            2,903,883
                                                                                       --------------

                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
         18,235 Amphenol Corp., Class A ............................................        1,074,588
         15,514 TE Connectivity, Ltd. ..............................................        1,111,113
                                                                                       --------------
                                                                                            2,185,701
                                                                                       --------------

                ENERGY EQUIPMENT & SERVICES - 1.0%
         14,555 Helmerich & Payne, Inc. ............................................          990,759
         14,974 National Oilwell Varco, Inc. .......................................          748,550
         16,687 Oceaneering International, Inc. ....................................          899,930
                                                                                       --------------
                                                                                            2,639,239
                                                                                       --------------

                FOOD & STAPLES RETAILING - 1.1%
         10,187 CVS Caremark Corp. .................................................        1,051,400
         24,723 Sysco Corp. ........................................................          932,799
         11,425 Wal-Mart Stores, Inc. ..............................................          939,706
                                                                                       --------------
                                                                                            2,923,905
                                                                                       --------------

                FOOD PRODUCTS - 3.0%
         25,143 Cal-Maine Foods, Inc. ..............................................          982,086
         18,403 General Mills, Inc. ................................................        1,041,610
          9,445 Hershey (The) Co. ..................................................          953,095
         18,833 Hormel Foods Corp. .................................................        1,070,656
         11,565 Ingredion, Inc. ....................................................          899,988
          9,018 J&J Snack Foods Corp. ..............................................          962,221
          9,717 JM Smucker (The) Co. ...............................................        1,124,548
         13,204 McCormick & Co., Inc. ..............................................        1,018,160
                                                                                       --------------
                                                                                            8,052,364
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
         13,390 Baxter International, Inc. .........................................   $      917,215
          7,055 Becton, Dickinson & Co. ............................................        1,013,027
                                                                                       --------------
                                                                                            1,930,242
                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.2%
         12,151 Cardinal Health, Inc. ..............................................        1,096,870
         20,401 Patterson Cos., Inc. ...............................................          995,365
          9,703 UnitedHealth Group, Inc. ...........................................        1,147,768
                                                                                       --------------
                                                                                            3,240,003
                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE - 1.2%
          6,976 Cracker Barrel Old Country Store, Inc. .............................        1,061,329
         10,476 McDonald's Corp. ...................................................        1,020,781
         29,067 Texas Roadhouse, Inc. ..............................................        1,058,911
                                                                                       --------------
                                                                                            3,141,021
                                                                                       --------------

                HOUSEHOLD DURABLES - 0.4%
         25,766 Newell Rubbermaid, Inc. ............................................        1,006,678
                                                                                       --------------

                HOUSEHOLD PRODUCTS - 0.7%
         12,451 Church & Dwight Co., Inc. ..........................................        1,063,564
         10,771 Procter & Gamble (The) Co. .........................................          882,576
                                                                                       --------------
                                                                                            1,946,140
                                                                                       --------------

                INDUSTRIAL CONGLOMERATES - 1.1%
          5,973 3M Co. .............................................................          985,246
         11,444 Danaher Corp. ......................................................          971,596
          6,279 Roper Industries, Inc. .............................................        1,079,988
                                                                                       --------------
                                                                                            3,036,830
                                                                                       --------------

                INSURANCE - 8.2%
          8,541 ACE, Ltd. ..........................................................          952,236
         16,061 AFLAC, Inc. ........................................................        1,028,065
         25,877 Allied World Assurance Co. Holdings, AG ............................        1,045,431
         13,969 Allstate Corp. .....................................................          994,174
         16,160 American Financial Group, Inc. .....................................        1,036,664
         10,347 Aon PLC ............................................................          994,554
         19,460 Argo Group International Holdings, Ltd. ............................          975,919
         22,415 Aspen Insurance Holdings, Ltd. .....................................        1,058,660
         19,207 Axis Capital Holdings, Ltd. ........................................          990,697
          9,485 Chubb Corp. ........................................................          958,934
          5,769 Everest Re Group, Ltd. .............................................        1,003,806
         18,336 HCC Insurance Holdings, Inc. .......................................        1,039,101
         17,145 Marsh & McLennan Cos., Inc. ........................................          961,663
         27,398 Montpelier Re Holdings, Ltd. .......................................        1,053,179
          8,597 PartnerRe, Ltd. ....................................................          982,895
         18,086 Primerica, Inc. ....................................................          920,577
         21,734 ProAssurance Corp. .................................................          997,808
         11,202 Reinsurance Group of America, Inc. .................................        1,043,914
         10,093 RenaissanceRe Holdings, Ltd. .......................................        1,006,575


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                INSURANCE (CONTINUED)
         18,117 Torchmark Corp. ....................................................   $      994,986
          9,271 Travelers (The) Cos., Inc. .........................................        1,002,473
         23,608 Validus Holdings, Ltd. .............................................          993,897
                                                                                       --------------
                                                                                           22,036,208
                                                                                       --------------

                INTERNET & CATALOG RETAIL - 0.3%
         12,915 HSN, Inc. ..........................................................          881,190
                                                                                       --------------

                IT SERVICES - 3.5%
         10,987 Accenture PLC, Class A .............................................        1,029,372
         11,773 Automatic Data Processing, Inc. ....................................        1,008,240
         21,249 Broadridge Financial Solutions, Inc. ...............................        1,168,907
         10,423 DST Systems, Inc. ..................................................        1,153,930
          6,108 International Business Machines Corp. ..............................          980,334
         15,792 Jack Henry & Associates, Inc. ......................................        1,103,703
         11,388 MasterCard, Inc., Class A ..........................................          983,809
         21,253 Paychex, Inc. ......................................................        1,054,468
         14,960 Visa, Inc., Class A ................................................          978,534
                                                                                       --------------
                                                                                            9,461,297
                                                                                       --------------

                LEISURE PRODUCTS - 0.3%
         31,712 Mattel, Inc. .......................................................          724,619
                                                                                       --------------

                MACHINERY - 4.1%
         14,728 CLARCOR, Inc. ......................................................          972,932
         25,400 Donaldson Co., Inc. ................................................          957,834
         12,606 IDEX Corp. .........................................................          955,913
         10,362 Illinois Tool Works, Inc. ..........................................        1,006,565
         14,207 Lincoln Electric Holdings, Inc. ....................................          928,996
         28,747 Mueller Industries, Inc. ...........................................        1,038,629
          7,615 Parker Hannifin Corp. ..............................................          904,510
          7,175 Snap-On, Inc. ......................................................        1,055,155
         15,380 Toro (The) Co. .....................................................        1,078,445
          7,727 Valmont Industries, Inc. ...........................................          949,494
         11,291 Wabtec Corp. .......................................................        1,072,758
                                                                                       --------------
                                                                                           10,921,231
                                                                                       --------------

                MEDIA - 1.9%
         16,917 Comcast Corp., Class A .............................................          955,303
         15,166 Morningstar, Inc. ..................................................        1,136,085
         12,666 Omnicom Group, Inc. ................................................          987,695
         13,037 Scripps Networks Interactive, Inc., Class A ........................          893,817
         10,418 Walt Disney (The) Co. ..............................................        1,092,744
                                                                                       --------------
                                                                                            5,065,644
                                                                                       --------------

                METALS & MINING - 0.4%
         13,736 Kaiser Aluminum Corp. ..............................................        1,056,161
                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS - 1.3%
          8,753 Chevron Corp. ......................................................          918,890
         14,211 ConocoPhillips .....................................................          884,777


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         10,617 Exxon Mobil Corp. ..................................................   $      902,445
         12,173 Occidental Petroleum Corp. .........................................          888,629
                                                                                       --------------
                                                                                            3,594,741
                                                                                       --------------

                PERSONAL PRODUCTS - 0.4%
         12,879 Estee Lauder (The) Cos., Inc. ......................................        1,071,018
                                                                                       --------------

                PHARMACEUTICALS - 1.1%
         14,224 Eli Lilly & Co. ....................................................        1,033,373
          9,391 Johnson & Johnson ..................................................          944,735
         31,506 Pfizer, Inc. .......................................................        1,096,094
                                                                                       --------------
                                                                                            3,074,202
                                                                                       --------------

                PROFESSIONAL SERVICES - 0.4%
         12,131 Equifax, Inc. ......................................................        1,128,183
                                                                                       --------------

                REAL ESTATE INVESTMENT TRUSTS - 1.5%
         79,914 Capstead Mortgage Corp. ............................................          940,588
         46,526 PennyMac Mortgage Investment Trust .................................          990,538
         16,697 Post Properties, Inc. ..............................................          950,560
          5,312 Public Storage .....................................................        1,047,208
                                                                                       --------------
                                                                                            3,928,894
                                                                                       --------------

                ROAD & RAIL - 1.0%
         11,648 JB Hunt Transport Services, Inc. ...................................          994,681
         13,534 Landstar System, Inc. ..............................................          897,304
          8,241 Union Pacific Corp. ................................................          892,583
                                                                                       --------------
                                                                                            2,784,568
                                                                                       --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         17,675 Analog Devices, Inc. ...............................................        1,113,525
         13,955 KLA-Tencor Corp. ...................................................          813,437
         18,356 Texas Instruments, Inc. ............................................        1,049,688
                                                                                       --------------
                                                                                            2,976,650
                                                                                       --------------

                SOFTWARE - 0.7%
         10,648 Intuit, Inc. .......................................................        1,032,430
         21,125 Microsoft Corp. ....................................................          858,837
                                                                                       --------------
                                                                                            1,891,267
                                                                                       --------------

                SPECIALTY RETAIL - 0.8%
         10,408 Ross Stores, Inc. ..................................................        1,096,587
         14,309 TJX (The) Cos., Inc. ...............................................        1,002,345
                                                                                       --------------
                                                                                            2,098,932
                                                                                       --------------

                TEXTILES, APPAREL & LUXURY GOODS - 0.6%
          5,302 Ralph Lauren Corp. .................................................          697,213
         13,102 VF Corp. ...........................................................          986,712
                                                                                       --------------
                                                                                            1,683,925
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                  DESCRIPTION                                    VALUE
--------------- --------------------------------------------------------------------   --------------
COMMON STOCKS (CONTINUED)

                THRIFTS & MORTGAGE FINANCE - 0.3%
         78,320 Northwest Bancshares, Inc. .........................................   $      928,092
                                                                                       --------------

                TOBACCO - 0.4%
         15,270 Reynolds American, Inc. ............................................        1,052,256
                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS - 0.7%
         12,077 MSC Industrial Direct Co., Inc., Class A ...........................          871,960
          3,846 W.W. Grainger, Inc. ................................................          906,925
                                                                                       --------------
                                                                                            1,778,885
                                                                                       --------------
                TOTAL COMMON STOCKS ................................................      149,164,108
                (Cost $137,350,031)                                                    --------------


   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES - 36.6%

                AEROSPACE & DEFENSE - 1.0%
$       250,000 Boeing (The) Co. ......................     2.35%        10/30/21             254,326
        150,000 Boeing (The) Co. ......................     2.50%        03/01/25             149,615
         25,000 Boeing (The) Co. ......................     6.63%        02/15/38              36,147
        150,000 Boeing (The) Co. ......................     3.50%        03/01/45             149,213
        300,000 Boeing Capital Corp. ..................     4.70%        10/27/19             338,054
        200,000 Lockheed Martin Corp. .................     3.60%        03/01/35             200,605
        200,000 Northrop Grumman Corp. ................     5.05%        11/15/40             232,625
        250,000 United Technologies Corp. .............     1.80%        06/01/17             254,737
        700,000 United Technologies Corp. .............     3.10%        06/01/22             729,476
        100,000 United Technologies Corp. .............     6.05%        06/01/36             132,616
        150,000 United Technologies Corp. .............     4.50%        06/01/42             167,047
                                                                                       --------------
                                                                                            2,644,461
                                                                                       --------------

                AIR FREIGHT & LOGISTICS - 0.2%
        100,000 FedEx Corp. ...........................     2.30%        02/01/20             101,154
        525,000 FedEx Corp. ...........................     3.20%        02/01/25             533,213
                                                                                       --------------
                                                                                              634,367
                                                                                       --------------

                AIRLINES - 0.1%
        200,000 Southwest Airlines Co. ................     2.75%        11/06/19             204,769
                                                                                       --------------

                AUTOMOBILES - 0.1%
        300,000 Toyota Motor Credit Corp. .............     2.15%        03/12/20             302,994
                                                                                       --------------

                BANKS - 5.4%
        550,000 Bank of America Corp. .................     5.30%        03/15/17             587,668
      1,350,000 Bank of America Corp. .................     2.60%        01/15/19           1,374,759
        775,000 Bank of America Corp. .................     5.70%        01/24/22             907,462
        500,000 Bank of America Corp. .................     4.00%        04/01/24             532,462
        100,000 Bank of America Corp. .................     4.00%        01/22/25             101,013
        225,000 Bank of America Corp. .................     5.88%        02/07/42             287,306


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$       225,000 Bank of America Corp. .................     4.88%        04/01/44      $      254,275
        825,000 Citigroup, Inc. .......................     4.45%        01/10/17             869,878
        200,000 Citigroup, Inc. .......................     2.50%        09/26/18             204,089
        200,000 Citigroup, Inc. .......................     2.40%        02/18/20             200,943
        825,000 Citigroup, Inc. .......................     4.50%        01/14/22             912,222
        300,000 Citigroup, Inc. .......................     4.30%        11/20/26             310,997
        200,000 Citigroup, Inc. .......................     6.13%        08/25/36             242,975
        200,000 Citigroup, Inc. .......................     5.88%        01/30/42             256,127
        100,000 Citigroup, Inc. .......................     6.68%        09/13/43             133,837
        600,000 HSBC USA, Inc. ........................     1.63%        01/16/18             600,421
        600,000 HSBC USA, Inc. ........................     4.88%        08/24/20             674,241
        250,000 JPMorgan Chase & Co. ..................     2.20%        10/22/19             250,842
        650,000 JPMorgan Chase & Co. ..................     4.63%        05/10/21             727,037
        325,000 JPMorgan Chase & Co. ..................     3.20%        01/25/23             330,749
        600,000 JPMorgan Chase & Co. ..................     3.88%        02/01/24             635,422
        100,000 JPMorgan Chase & Co. ..................     4.13%        12/15/26             103,910
        400,000 JPMorgan Chase & Co. ..................     6.40%        05/15/38             538,473
        100,000 JPMorgan Chase & Co. ..................     4.85%        02/01/44             114,396
        375,000 PNC Financial Services Group (The),
                   Inc. ...............................     3.90%        04/29/24             393,578
        400,000 Wells Fargo & Co. .....................     6.00%        11/15/17             447,189
        325,000 Wells Fargo & Co. .....................     2.13%        04/22/19             329,143
        200,000 Wells Fargo & Co. .....................     2.15%        01/30/20             201,169
        950,000 Wells Fargo & Co. .....................     3.00%        01/22/21             983,901
        475,000 Wells Fargo & Co. .....................     3.30%        09/09/24             491,190
        300,000 Wells Fargo & Co. .....................     3.00%        02/19/25             301,674
        200,000 Wells Fargo & Co. .....................     5.95%        08/26/36             260,372
                                                                                       --------------
                                                                                           14,559,720
                                                                                       --------------

                BEVERAGES - 0.5%
        125,000 Anheuser-Busch Inbev Finance, Inc. ....     4.63%        02/01/44             138,898
        200,000 Anheuser-Busch Inbev Worldwide,
                   Inc. ...............................     2.50%        07/15/22             197,641
        875,000 Coca-Cola (The) Co. ...................     3.20%        11/01/23             917,544
                                                                                       --------------
                                                                                            1,254,083
                                                                                       --------------

                BIOTECHNOLOGY - 0.6%
        300,000 Amgen, Inc. ...........................     3.63%        05/22/24             316,094
        350,000 Amgen, Inc. ...........................     5.38%        05/15/43             419,190
        175,000 Gilead Sciences, Inc. .................     2.35%        02/01/20             179,934
        525,000 Gilead Sciences, Inc. .................     3.50%        02/01/25             554,307
        100,000 Gilead Sciences, Inc. .................     4.80%        04/01/44             115,523
        125,000 Gilead Sciences, Inc. .................     4.50%        02/01/45             138,402
                                                                                       --------------
                                                                                            1,723,450
                                                                                       --------------

                CAPITAL MARKETS - 2.8%
        400,000 Goldman Sachs Group (The), Inc. .......     5.63%        01/15/17             429,023
        625,000 Goldman Sachs Group (The), Inc. .......     6.15%        04/01/18             702,942
        400,000 Goldman Sachs Group (The), Inc. .......     2.55%        10/23/19             405,994
        250,000 Goldman Sachs Group (The), Inc. .......     2.60%        04/23/20             252,953
        600,000 Goldman Sachs Group (The), Inc. .......     3.63%        01/22/23             621,676


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                CAPITAL MARKETS (CONTINUED)
$       600,000 Goldman Sachs Group (The), Inc. .......     4.00%        03/03/24      $      634,826
        150,000 Goldman Sachs Group (The), Inc. .......     3.50%        01/23/25             152,942
        400,000 Goldman Sachs Group (The), Inc. .......     6.25%        02/01/41             523,269
        437,000 JPMorgan Chase Bank N.A. ..............     6.00%        10/01/17             483,974
        450,000 Morgan Stanley ........................     2.13%        04/25/18             455,278
        695,000 Morgan Stanley ........................     2.50%        01/24/19             708,495
        400,000 Morgan Stanley ........................     2.65%        01/27/20             406,025
        550,000 Morgan Stanley ........................     5.50%        07/28/21             638,901
        300,000 Morgan Stanley ........................     3.75%        02/25/23             314,738
        450,000 Morgan Stanley ........................     3.88%        04/29/24             474,118
        350,000 Morgan Stanley ........................     6.38%        07/24/42             468,529
                                                                                       --------------
                                                                                            7,673,683
                                                                                       --------------

                CHEMICALS - 0.3%
        475,000 Dow Chemical (The) Co. ................     8.55%        05/15/19             595,241
        150,000 Dow Chemical (The) Co. ................     3.00%        11/15/22             151,542
         25,000 Dow Chemical (The) Co. ................     4.25%        10/01/34              25,513
         25,000 Dow Chemical (The) Co. ................     4.63%        10/01/44              26,240
        100,000 LyondellBasell Industries N.V. ........     4.63%        02/26/55             100,028
                                                                                       --------------
                                                                                              898,564
                                                                                       --------------

                COMMERCIAL SERVICES & SUPPLIES - 0.1%
        180,000 Waste Management, Inc. ................     3.50%        05/15/24             187,751
                                                                                       --------------

                COMMUNICATIONS EQUIPMENT - 0.3%
        600,000 Cisco Systems, Inc. ...................     3.63%        03/04/24             648,915
        225,000 Cisco Systems, Inc. ...................     5.90%        02/15/39             290,181
                                                                                       --------------
                                                                                              939,096
                                                                                       --------------

                CONSUMER FINANCE - 1.9%
         50,000 American Express Co. ..................     8.13%        05/20/19              61,873
        450,000 American Express Co. ..................     3.63%        12/05/24             463,067
        550,000 American Express Credit Corp. .........     2.80%        09/19/16             565,661
        700,000 American Express Credit Corp. .........     2.13%        07/27/18             713,977
        175,000 Capital One Financial Corp. ...........     2.45%        04/24/19             177,248
        550,000 Capital One Financial Corp. ...........     3.75%        04/24/24             571,929
        800,000 Caterpillar Financial Services
                   Corp. ..............................     1.63%        06/01/17             811,235
        150,000 Caterpillar Financial Services
                   Corp. ..............................     3.25%        12/01/24             155,488
        400,000 Ford Motor Credit Co., LLC ............     2.88%        10/01/18             412,700
         50,000 Ford Motor Credit Co., LLC ............     2.60%        11/04/19              50,714
        200,000 Ford Motor Credit Co., LLC ............     2.46%        03/27/20             200,253
        100,000 Ford Motor Credit Co., LLC ............     3.22%        01/09/22             102,261
        825,000 Ford Motor Credit Co., LLC ............     4.38%        08/06/23             892,923
                                                                                       --------------
                                                                                            5,179,329
                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES - 0.9%
        700,000 General Electric Capital Corp. ........     5.63%        09/15/17             774,324
        425,000 General Electric Capital Corp. ........     4.63%        01/07/21             479,124
        200,000 General Electric Capital Corp. ........     3.45%        05/15/24             210,867
        750,000 General Electric Capital Corp. ........     6.75%        03/15/32           1,040,268
                                                                                       --------------
                                                                                            2,504,583
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                DIVERSIFIED TELECOMMUNICATION
                   SERVICES - 1.5%
$       500,000 AT&T, Inc. ............................     1.70%        06/01/17      $      501,958
        225,000 AT&T, Inc. ............................     3.88%        08/15/21             238,699
        150,000 AT&T, Inc. ............................     3.90%        03/11/24             157,274
        325,000 AT&T, Inc. ............................     4.80%        06/15/44             334,127
        200,000 Verizon Communications, Inc. (a) ......     1.80%        09/15/16             203,296
        756,000 Verizon Communications, Inc. ..........     2.63%        02/21/20             770,001
        325,000 Verizon Communications, Inc. ..........     5.15%        09/15/23             372,867
        400,000 Verizon Communications, Inc. ..........     3.50%        11/01/24             410,176
        231,000 Verizon Communications, Inc. (b).......     4.27%        01/15/36             230,018
         49,000 Verizon Communications, Inc. ..........     6.55%        09/15/43              63,900
        349,000 Verizon Communications, Inc. ..........     5.01%        08/21/54             363,707
        472,000 Verizon Communications, Inc. (b).......     4.67%        03/15/55             464,314
                                                                                       --------------
                                                                                            4,110,337
                                                                                       --------------

                ELECTRIC UTILITIES - 3.6%
        500,000 Alabama Power Co. .....................     4.15%        08/15/44             542,577
        100,000 Alabama Power Co. .....................     3.75%        03/01/45             102,116
        875,000 American Electric Power Co., Inc. .....     1.65%        12/15/17             880,659
        250,000 Appalachian Power Co. .................     4.40%        05/15/44             272,395
        225,000 CenterPoint Energy Houston Electric
                   LLC.................................     2.25%        08/01/22             220,896
        295,000 CenterPoint Energy Houston Electric
                   LLC.................................     4.50%        04/01/44             338,273
        300,000 Commonwealth Edison Co. ...............     3.40%        09/01/21             319,344
        250,000 Commonwealth Edison Co. ...............     3.70%        03/01/45             254,395
        525,000 Constellation Energy Group, Inc. ......     5.15%        12/01/20             593,761
        350,000 Duke Energy Carolinas LLC .............     6.00%        01/15/38             477,554
         50,000 Duke Energy Carolinas LLC .............     3.75%        06/01/45              51,523
        200,000 Duke Energy Corp. .....................     2.10%        06/15/18             203,983
        300,000 Duke Energy Corp. .....................     3.55%        09/15/21             321,113
        325,000 Duke Energy Corp. .....................     3.75%        04/15/24             348,553
        350,000 Florida Power & Light Co. .............     3.25%        06/01/24             370,931
        210,000 Florida Power & Light Co. .............     4.05%        06/01/42             228,450
        310,000 Metropolitan Edison Co. (b)............     3.50%        03/15/23             316,380
        200,000 MidAmerican Energy Co. ................     3.50%        10/15/24             213,805
        200,000 MidAmerican Energy Co. ................     4.80%        09/15/43             239,554
        250,000 MidAmerican Energy Co. ................     4.40%        10/15/44             284,531
        125,000 Monongahela Power Co. (b)..............     5.40%        12/15/43             153,879
        625,000 NV Energy, Inc. .......................     6.25%        11/15/20             742,666
        150,000 Ohio Edison Co. .......................     6.88%        07/15/36             199,348
        345,000 Public Service Electric & Gas Co. .....     2.38%        05/15/23             339,249
        275,000 Public Service Electric & Gas Co. .....     3.95%        05/01/42             297,125
        200,000 Southern California Edison Co. ........     3.50%        10/01/23             213,876
        200,000 Southern California Edison Co. ........     3.60%        02/01/45             201,329
        100,000 Southwestern Electric Power Co. .......     6.20%        03/15/40             133,491
        200,000 Virginia Electric and Power Co. .......     3.45%        02/15/24             212,486
        475,000 Virginia Electric and Power Co. .......     4.45%        02/15/44             536,623
                                                                                       --------------
                                                                                            9,610,865
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                FOOD & STAPLES RETAILING - 1.0%
$       745,000 CVS Caremark Corp. ....................     4.00%        12/05/23      $      809,028
        250,000 Kroger (The) Co. ......................     3.30%        01/15/21             259,998
        100,000 Kroger (The) Co. ......................     2.95%        11/01/21             102,096
        300,000 Kroger (The) Co. ......................     5.15%        08/01/43             355,692
        325,000 Wal-Mart Stores, Inc. .................     3.30%        04/22/24             343,987
        575,000 Wal-Mart Stores, Inc. .................     5.63%        04/15/41             747,656
                                                                                       --------------
                                                                                            2,618,457
                                                                                       --------------
                FOOD PRODUCTS - 0.2%
         50,000 JM Smucker (The) Co. (b)...............     1.75%        03/15/18              50,288
         50,000 JM Smucker (The) Co. (b)...............     2.50%        03/15/20              50,730
         50,000 JM Smucker (The) Co. (b)...............     3.50%        03/15/25              51,508
        300,000 Kraft Foods Group, Inc. ...............     5.00%        06/04/42             333,270
                                                                                       --------------
                                                                                              485,796
                                                                                       --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
        210,000 Becton Dickinson and Co. ..............     1.80%        12/15/17             211,748
        225,000 Becton Dickinson and Co. ..............     2.68%        12/15/19             230,071
        100,000 Becton Dickinson and Co. ..............     3.73%        12/15/24             104,869
         50,000 Becton Dickinson and Co. ..............     4.69%        12/15/44              54,559
        200,000 Medtronic, Inc. (b)....................     3.15%        03/15/22             207,867
         50,000 Medtronic, Inc. (b)....................     3.50%        03/15/25              52,335
        100,000 Medtronic, Inc. (b)....................     4.63%        03/15/45             113,637
                                                                                       --------------
                                                                                              975,086
                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES - 0.8%
        300,000 Aetna, Inc. ...........................     3.50%        11/15/24             313,553
        550,000 UnitedHealth Group, Inc. ..............     1.63%        03/15/19             551,549
        275,000 UnitedHealth Group, Inc. ..............     4.70%        02/15/21             313,563
        550,000 UnitedHealth Group, Inc. ..............     2.88%        12/15/21             565,130
        200,000 UnitedHealth Group, Inc. ..............     2.88%        03/15/23             205,091
        150,000 UnitedHealth Group, Inc. ..............     6.88%        02/15/38             216,701
                                                                                       --------------
                                                                                            2,165,587
                                                                                       --------------

                HOUSEHOLD DURABLES - 0.1%
        200,000 Whirlpool Corp. .......................     3.70%        05/01/25             206,297
                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE
                   ELECTRICITY PRODUCERS - 0.2%
        525,000 NextEra Energy Capital Holdings,
                   Inc. ...............................     2.40%        09/15/19             531,715
                                                                                       --------------

                INDUSTRIAL CONGLOMERATES - 0.2%
        375,000 General Electric Co. ..................     4.50%        03/11/44             422,719
                                                                                       --------------

                INSURANCE - 2.1%
        600,000 American International Group, Inc. ....     5.85%        01/16/18             670,718
        400,000 American International Group, Inc. ....     3.38%        08/15/20             422,579
        200,000 American International Group, Inc. ....     4.13%        02/15/24             216,909
         50,000 American International Group, Inc. ....     3.88%        01/15/35              50,423
        200,000 American International Group, Inc. ....     6.25%        05/01/36             261,506
        300,000 CNA Financial Corp. ...................     3.95%        05/15/24             311,501


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                INSURANCE (CONTINUED)
$       150,000 Hartford Financial Services Group
                   (The), Inc. ........................     5.13%        04/15/22      $      171,184
        150,000 Hartford Financial Services Group
                   (The), Inc. ........................     5.95%        10/15/36             191,481
        850,000 MetLife, Inc. .........................     6.75%        06/01/16             907,444
        425,000 MetLife, Inc. .........................     3.60%        04/10/24             449,680
        100,000 MetLife, Inc. .........................     3.00%        03/01/25             100,347
        300,000 MetLife, Inc. .........................     4.88%        11/13/43             347,103
        575,000 Prudential Financial, Inc. ............     3.50%        05/15/24             589,703
        225,000 Prudential Financial, Inc. ............     4.60%        05/15/44             239,537
        300,000 Travelers (The) Cos., Inc. ............     5.75%        12/15/17             336,986
        325,000 Travelers (The) Cos., Inc. ............     6.75%        06/20/36             468,033
                                                                                       --------------
                                                                                            5,735,134
                                                                                       --------------

                IT SERVICES - 0.3%
        600,000 International Business Machines
                   Corp. ..............................     1.63%        05/15/20             592,671
        100,000 International Business Machines
                   Corp. ..............................     3.63%        02/12/24             106,310
                                                                                       --------------
                                                                                              698,981
                                                                                       --------------

                MACHINERY - 0.3%
        650,000 Caterpillar, Inc. .....................     3.90%        05/27/21             716,413
                                                                                       --------------

                MEDIA - 1.9%
        400,000 21st Century Fox America, Inc. ........     3.00%        09/15/22             405,492
        175,000 21st Century Fox America, Inc. ........     5.40%        10/01/43             213,924
         75,000 21st Century Fox America, Inc. ........     4.75%        09/15/44              84,406
        275,000 CBS Corp. .............................     2.30%        08/15/19             275,326
        500,000 Comcast Corp. .........................     2.85%        01/15/23             509,295
        675,000 Comcast Corp. .........................     4.25%        01/15/33             726,366
        275,000 DIRECTV Holdings LLC/DIRECTV Financing
                   Co., Inc. ..........................     5.20%        03/15/20             310,720
        200,000 DIRECTV Holdings LLC/DIRECTV Financing
                   Co., Inc. ..........................     4.45%        04/01/24             213,995
        175,000 NBCUniversal Media LLC ................     2.88%        01/15/23             178,065
        150,000 Time Warner Cable, Inc. ...............     6.75%        07/01/18             172,474
        325,000 Time Warner Cable, Inc. ...............     4.50%        09/15/42             334,696
        350,000 Time Warner, Inc. .....................     4.88%        03/15/20             392,133
        200,000 Time Warner, Inc. .....................     6.50%        11/15/36             260,389
         50,000 Viacom, Inc. ..........................     2.75%        12/15/19              50,842
        125,000 Viacom, Inc. ..........................     3.88%        04/01/24             128,846
         50,000 Viacom, Inc. ..........................     4.85%        12/15/34              51,816
         50,000 Viacom, Inc. ..........................     6.88%        04/30/36              62,023
        100,000 Walt Disney (The) Co. .................     5.50%        03/15/19             115,135
        250,000 Walt Disney (The) Co. .................     2.35%        12/01/22             250,184
        375,000 Walt Disney (The) Co. .................     4.13%        06/01/44             415,890
                                                                                       --------------
                                                                                            5,152,017
                                                                                       --------------

                METALS & MINING - 0.3%
        500,000 Freeport-McMoRan Copper & Gold,
                   Inc. ...............................     2.38%        03/15/18             497,900


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                METALS & MINING (CONTINUED)
$       275,000 Newmont Mining Corp. ..................     5.13%        10/01/19      $      301,903
                                                                                       --------------
                                                                                              799,803
                                                                                       --------------
                MULTI-UTILITIES - 0.5%
        230,000 Consolidated Edison Co. of New York,
                   Inc. ...............................     3.30%        12/01/24             241,967
        385,000 Consolidated Edison Co. of New York,
                   Inc. ...............................     4.45%        03/15/44             429,177
         50,000 Dominion Gas Holdings LLC .............     2.50%        12/15/19              50,999
         50,000 Dominion Gas Holdings LLC .............     4.60%        12/15/44              54,102
        200,000 Dominion Resources, Inc. ..............     5.20%        08/15/19             225,339
        223,000 San Diego Gas & Electric Co. ..........     3.60%        09/01/23             240,018
                                                                                       --------------
                                                                                            1,241,602
                                                                                       --------------

                MULTILINE RETAIL - 0.1%
        350,000 Macy's Retail Holdings, Inc. ..........     3.63%        06/01/24             364,359
                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS - 3.0%
        175,000 Chevron Corp. .........................     2.19%        11/15/19             178,767
        200,000 Chevron Corp. .........................     1.96%        03/03/20             201,419
        200,000 ConocoPhillips Co. ....................     5.75%        02/01/19             229,893
        350,000 ConocoPhillips Co. ....................     2.40%        12/15/22             342,405
         50,000 ConocoPhillips Co. ....................     4.15%        11/15/34              53,250
        325,000 ConocoPhillips Co. ....................     6.50%        02/01/39             439,930
        160,000 Continental Resources, Inc. ...........     4.50%        04/15/23             155,543
        100,000 Continental Resources, Inc. ...........     4.90%        06/01/44              88,512
        325,000 Devon Energy Corp. ....................     2.25%        12/15/18             328,393
        325,000 Devon Energy Corp. ....................     3.25%        05/15/22             328,811
        125,000 Devon Energy Corp. ....................     5.60%        07/15/41             146,089
        185,000 Enbridge Energy Partners L.P. .........     5.50%        09/15/40             196,752
        300,000 Energy Transfer Partners L.P. .........     3.60%        02/01/23             297,682
         50,000 Energy Transfer Partners L.P. .........     4.05%        03/15/25              50,524
        175,000 Energy Transfer Partners L.P. .........     6.50%        02/01/42             203,684
        100,000 Exxon Mobil Corp. .....................     1.31%        03/06/18             100,619
        100,000 Exxon Mobil Corp. .....................     1.91%        03/06/20             101,041
        150,000 Exxon Mobil Corp. .....................     2.40%        03/06/22             151,320
        150,000 Exxon Mobil Corp. .....................     2.71%        03/06/25             151,721
        150,000 Exxon Mobil Corp. .....................     3.57%        03/06/45             155,961
        300,000 Kinder Morgan Energy Partners L.P. ....     3.95%        09/01/22             305,165
        150,000 Kinder Morgan Energy Partners L.P. ....     4.25%        09/01/24             153,670
        175,000 Kinder Morgan Energy Partners L.P. ....     6.95%        01/15/38             208,006
        300,000 Kinder Morgan, Inc. ...................     3.05%        12/01/19             303,299
        250,000 Kinder Morgan, Inc. ...................     4.30%        06/01/25             257,127
         50,000 Kinder Morgan, Inc. ...................     5.05%        02/15/46              50,128
         25,000 Marathon Petroleum Corp. ..............     3.63%        09/15/24              25,334
        750,000 ONEOK Partners L.P. ...................     2.00%        10/01/17             748,388
        100,000 ONEOK Partners L.P. ...................     3.80%        03/15/20             102,075
        175,000 ONEOK Partners L.P. ...................     3.38%        10/01/22             166,303
         50,000 ONEOK Partners L.P. ...................     4.90%        03/15/25              50,690
        375,000 Phillips 66 ...........................     4.30%        04/01/22             409,491


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$        75,000 Phillips 66 ...........................     5.88%        05/01/42      $       89,672
        300,000 Pioneer Natural Resources Co. .........     3.95%        07/15/22             309,016
         50,000 Plains All American Pipeline L.P./PAA
                   Finance Co. ........................     2.60%        12/15/19              50,290
        200,000 Plains All American Pipeline L.P./PAA
                   Finance Co. ........................     3.85%        10/15/23             206,387
        350,000 Spectra Energy Capital LLC ............     3.30%        03/15/23             329,945
        211,000 Spectra Energy Partners L.P. ..........     4.75%        03/15/24             232,130
        125,000 Valero Energy Corp. ...................     6.63%        06/15/37             154,777
                                                                                       --------------
                                                                                            8,054,209
                                                                                       --------------

                PHARMACEUTICALS - 1.3%
        500,000 AbbVie, Inc. ..........................     1.75%        11/06/17             502,090
        175,000 AbbVie, Inc. ..........................     2.90%        11/06/22             173,886
        175,000 AbbVie, Inc. ..........................     4.40%        11/06/42             180,874
        100,000 Johnson & Johnson .....................     2.45%        12/05/21             104,084
        375,000 Johnson & Johnson .....................     5.85%        07/15/38             522,033
         75,000 Merck & Co, Inc. ......................     1.85%        02/10/20              75,532
         50,000 Merck & Co, Inc. ......................     3.70%        02/10/45              50,371
      1,000,000 Novartis Capital Corp. ................     3.40%        05/06/24           1,069,420
        400,000 Pfizer, Inc. ..........................     3.40%        05/15/24             420,346
        250,000 Pfizer, Inc. ..........................     4.40%        05/15/44             275,644
                                                                                       --------------
                                                                                            3,374,280
                                                                                       --------------

                REAL ESTATE INVESTMENT TRUSTS - 0.7%
        575,000 Boston Properties L.P. ................     3.85%        02/01/23             608,505
        775,000 Simon Property Group L.P. .............     3.38%        10/01/24             796,150
        450,000 Weyerhaeuser Co. ......................     4.63%        09/15/23             495,554
                                                                                       --------------
                                                                                            1,900,209
                                                                                       --------------

                ROAD & RAIL - 1.2%
        350,000 Burlington Northern Santa Fe LLC ......     3.00%        03/15/23             357,638
        475,000 Burlington Northern Santa Fe LLC ......     5.15%        09/01/43             556,256
        200,000 CSX Corp. .............................     6.25%        03/15/18             227,027
        375,000 CSX Corp. .............................     3.40%        08/01/24             392,015
        200,000 CSX Corp. .............................     4.50%        08/01/54             216,973
        425,000 Ryder System, Inc. ....................     2.45%        09/03/19             426,181
        300,000 Ryder System, Inc. ....................     2.65%        03/02/20             304,136
        300,000 Union Pacific Corp. ...................     3.75%        03/15/24             328,051
         50,000 Union Pacific Corp. ...................     3.38%        02/01/35              48,947
         70,000 Union Pacific Corp. ...................     4.85%        06/15/44              83,550
        150,000 Union Pacific Corp. ...................     4.15%        01/15/45             162,349
                                                                                       --------------
                                                                                            3,103,123
                                                                                       --------------

                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 0.3%
        575,000 Intel Corp. ...........................     2.70%        12/15/22             580,809
        160,000 Intel Corp. ...........................     4.80%        10/01/41             180,978
                                                                                       --------------
                                                                                              761,787
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                SOFTWARE - 0.7%
$        75,000 Microsoft Corp. .......................     1.85%        02/12/20      $       75,765
        150,000 Microsoft Corp. .......................     2.38%        02/12/22             151,224
        150,000 Microsoft Corp. .......................     3.63%        12/15/23             163,675
         50,000 Microsoft Corp. .......................     3.50%        02/12/35              49,975
        275,000 Microsoft Corp. .......................     4.88%        12/15/43             329,981
        100,000 Oracle Corp. ..........................     2.38%        01/15/19             102,802
        100,000 Oracle Corp. ..........................     2.25%        10/08/19             102,040
        200,000 Oracle Corp. ..........................     3.63%        07/15/23             215,258
        300,000 Oracle Corp. ..........................     3.40%        07/08/24             315,724
        400,000 Oracle Corp. ..........................     5.38%        07/15/40             492,543
                                                                                       --------------
                                                                                            1,998,987
                                                                                       --------------

                SPECIALTY RETAIL - 0.5%
        600,000 Home Depot (The), Inc. ................     4.40%        04/01/21             679,048
        250,000 Home Depot (The), Inc. ................     3.75%        02/15/24             272,769
        300,000 Home Depot (The), Inc. ................     5.40%        09/15/40             375,937
                                                                                       --------------
                                                                                            1,327,754
                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE &
                   PERIPHERALS - 0.9%
        350,000 Apple, Inc. ...........................     2.85%        05/06/21             364,980
        375,000 Apple, Inc. ...........................     2.40%        05/03/23             370,801
        100,000 Apple, Inc. ...........................     2.50%        02/09/25              97,989
         50,000 Apple, Inc. ...........................     3.85%        05/04/43              50,921
        175,000 Apple, Inc. ...........................     4.45%        05/06/44             195,796
        100,000 Apple, Inc. ...........................     3.45%        02/09/45              95,184
        150,000 EMC Corp. .............................     1.88%        06/01/18             151,823
        300,000 Hewlett-Packard Co. ...................     2.65%        06/01/16             305,695
        575,000 Hewlett-Packard Co. ...................     2.60%        09/15/17             589,909
        300,000 Hewlett-Packard Co. ...................     3.75%        12/01/20             315,651
                                                                                       --------------
                                                                                            2,538,749
                                                                                       --------------

                TOBACCO - 0.3%
        550,000 Altria Group, Inc. ....................     2.85%        08/09/22             547,669
        200,000 Altria Group, Inc. ....................     10.20%       02/06/39             354,778
                                                                                       --------------
                                                                                              902,447
                                                                                       --------------
                TOTAL CORPORATE BONDS AND NOTES.....................................       98,503,563
                (Cost $95,770,148)                                                     --------------

U.S. GOVERNMENT BONDS AND NOTES - 5.5%
        475,000 U.S. Treasury Bond  ...................     5.38%        02/15/31             675,094
      1,690,000 U.S. Treasury Bond  ...................     4.50%        02/15/36           2,302,757
      1,050,000 U.S. Treasury Bond  ...................     3.13%        08/15/44           1,176,574
        650,000 U.S. Treasury Bond  ...................     3.00%        11/15/44             712,308
        150,000 U.S. Treasury Note (c) ................     0.25%        05/15/16             149,883
        825,000 U.S. Treasury Note (c) ................     0.88%        10/15/17             827,901
        350,000 U.S. Treasury Note  ...................     1.38%        09/30/18             353,746


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

   PRINCIPAL                                                STATED        STATED
     VALUE                    DESCRIPTION                   COUPON       MATURITY          VALUE
--------------- ---------------------------------------  ------------  -------------   --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)
$     4,350,000 U.S. Treasury Note  ...................     1.50%        10/31/19      $    4,384,665
      2,800,000 U.S. Treasury Note  ...................     2.13%        09/30/21           2,880,718
      1,230,000 U.S. Treasury Note  ...................     2.50%        05/15/24           1,292,173
                                                                                       --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       14,755,819
                (Cost $14,559,207)                                                     --------------

FOREIGN CORPORATE BONDS AND NOTES - 0.4%

                CAPITAL MARKETS - 0.1%
        200,000 Credit Suisse .........................     5.40%        01/14/20             225,674
                                                                                       --------------

                CHEMICALS - 0.1%
        125,000 LYB International Finance, B.V. .......     4.88%        03/15/44             134,805
                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS - 0.1%
        125,000 Encana Corp. ..........................     6.63%        08/15/37             144,939
        100,000 Encana Corp. ..........................     5.15%        11/15/41             102,735
                                                                                       --------------
                                                                                              247,674
                                                                                       --------------

                PHARMACEUTICALS - 0.1%
        100,000 Actavis Funding SCS ...................     2.35%        03/12/18             101,424
        125,000 Actavis Funding SCS ...................     3.00%        03/12/20             128,030
        100,000 Actavis Funding SCS ...................     3.80%        03/15/25             103,412
         50,000 Actavis Funding SCS ...................     4.55%        03/15/35              52,285
         50,000 Actavis Funding SCS ...................     4.75%        03/15/45              53,359
                                                                                       --------------
                                                                                              438,510
                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................        1,046,663
                (Cost $1,017,912)                                                      --------------

                TOTAL INVESTMENTS - 98.0%...........................................      263,470,153
                (Cost $248,697,298) (d)

                NET OTHER ASSETS AND LIABILITIES - 2.0%.............................        5,504,052
                                                                                       --------------
                NET ASSETS - 100.0%.................................................   $  268,974,205
                                                                                       ==============

-----------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Variable Insurance Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. At March 31, 2015, securities noted as such amounted to $1,690,956 or 0.63% of net assets.

(c) All or a portion of this security is segregated as collateral for open futures contracts.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,191,651 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,418,796.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   149,164,108  $ 149,164,108  $            --  $           --
Corporate Bonds and Notes*....................       98,503,563             --       98,503,563              --
U.S. Government Bonds and Notes...............       14,755,819             --       14,755,819              --
Foreign Corporate Bonds and Notes*............        1,046,663             --        1,046,663              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   263,470,153  $ 149,164,108  $   114,306,045  $           --
                                                ---------------  -------------  ---------------  --------------
Other Financial Instruments:
Futures Contracts.............................         (137,092)      (137,092)              --              --
                                                ---------------  -------------  ---------------  --------------
Total ........................................  $   263,333,061  $ 149,027,016  $   114,306,045  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

OPEN FUTURES CONTRACTS AT MARCH 31, 2015 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                     UNREALIZED
                                                 NUMBER OF        EXPIRATION                       APPRECIATION/
SHORT FUTURES CONTRACTS                          CONTRACTS           MONTH         NOTIONAL VALUE  (DEPRECIATION)
----------------------------------------------  ------------  -------------------  --------------  --------------
U.S. Treasury 5-Year Notes                           50            Jun-2015        $    6,010,547  $      (45,352)
U.S. Treasury 10-Year Notes                          85            Jun-2015            10,957,031         (79,162)
Ultra Long Term U.S. Treasury Bond Futures           13            Jun-2015             2,208,375         (12,578)
                                                                                   --------------- --------------
       Total Futures Contracts                                                     $   19,175,953  $     (137,092)
                                                                                   =============== ==============

-------------------------------------------------------
ASSET ALLOCATION                        % OF NET ASSETS
-------------------------------------------------------
Common Stocks                                  55.5%
Corporate Bonds & Notes                        36.6
U.S. Government Bonds & Notes                   5.5
Foreign Corporate Bonds & Notes                 0.4
                                             ------
Total Investments                              98.0
Net Other Assets & Liabilities                  2.0
                                             ------
Net Assets                                    100.0%
                                             ------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

     SHARES                                                 DESCRIPTION                                                VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
EXCHANGE-TRADED FUNDS -- 43.9%

           43,730 First Trust Preferred Securities and Income ETF (a)............................................ $       839,616
           28,400 First Trust Senior Loan Fund (a)...............................................................       1,398,132
           12,920 First Trust Tactical High Yield ETF (a)........................................................         652,460
              130 iShares 20+ Year Treasury Bond ETF ............................................................          16,990
               40 iShares 3-7 Year Treasury Bond ETF ............................................................           4,967
            6,920 iShares iBoxx $ Investment Grade Corporate Bond ETF ...........................................         842,233
            3,392 iShares MBS ETF ...............................................................................         374,273
                                                                                                                  ---------------
                  TOTAL EXCHANGE-TRADED FUNDS....................................................................       4,128,671
                  (Cost $4,102,835)                                                                               ---------------

COMMON STOCKS -- 23.1%

                  AEROSPACE & DEFENSE -- 0.8%
              247 Boeing (The) Co. ..............................................................................          37,070
              346 Honeywell International, Inc. .................................................................          36,091
                                                                                                                  ---------------
                                                                                                                           73,161
                                                                                                                  ---------------

                  AUTO COMPONENTS -- 0.4%
              681 Johnson Controls, Inc. ........................................................................          34,350
                                                                                                                  ---------------

                  AUTOMOBILES -- 0.4%
              274 Toyota Motor Corp., ADR .......................................................................          38,330
                                                                                                                  ---------------

                  BANKS -- 0.7%
              522 JPMorgan Chase & Co. ..........................................................................          31,623
              599 Wells Fargo & Co. .............................................................................          32,585
                                                                                                                  ---------------
                                                                                                                           64,208
                                                                                                                  ---------------

                  BEVERAGES -- 0.4%
              290 Anheuser-Busch InBev N.V., ADR ................................................................          35,354
                                                                                                                  ---------------

                  CAPITAL MARKETS -- 1.0%
              258 Ameriprise Financial, Inc. ....................................................................          33,757
               91 BlackRock, Inc. ...............................................................................          33,292
              789 Invesco Ltd. ..................................................................................          31,315
                                                                                                                  ---------------
                                                                                                                           98,364
                                                                                                                  ---------------

                  CHEMICALS -- 0.3%
             304  LyondellBasell Industries N.V., Class A .......................................................          26,691
                                                                                                                  ---------------

                  COMMUNICATIONS EQUIPMENT -- 0.6%
           1,183  Cisco Systems, Inc. ...........................................................................          32,562
             427  QUALCOMM, Inc. ................................................................................          29,608
                                                                                                                  ---------------
                                                                                                                           62,170
                                                                                                                  ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                                DESCRIPTION                                                  VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
COMMON STOCKS (CONTINUED)

                  CONSUMER FINANCE -- 0.3%
              393 Capital One Financial Corp. ................................................................... $        30,976
                                                                                                                  ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
              649 Verizon Communications, Inc. ..................................................................          31,561
                                                                                                                  ---------------

                  ELECTRIC UTILITIES -- 1.1%
              423 American Electric Power Co., Inc. .............................................................          23,794
              355 Eversource Energy .............................................................................          17,935
              635 ITC Holdings Corp. ............................................................................          23,768
              229 NextEra Energy, Inc. ..........................................................................          23,827
              118 NRG Yield, Inc., Class A ......................................................................           5,986
              270 Southern (The) Co. ............................................................................          11,956
                                                                                                                  ---------------
                                                                                                                          107,266
                                                                                                                  ---------------

                  ELECTRICAL EQUIPMENT -- 0.3%
              496 Eaton Corp. PLC ...............................................................................          33,698
                                                                                                                  ---------------

                  ENERGY EQUIPMENT & SERVICES -- 0.3%
              324 Schlumberger Ltd. .............................................................................          27,034
                                                                                                                  ---------------

                  FOOD & STAPLES RETAILING -- 0.9%
              390 CVS Health Corp. ..............................................................................          40,252
              525 Walgreens Boots Alliance, Inc. ................................................................          44,457
                                                                                                                  ---------------
                                                                                                                           84,709
                                                                                                                  ---------------

                  GAS UTILITIES -- 0.7%
              216 Atmos Energy Corp. ............................................................................          11,945
              120 Chesapeake Utilities Corp. ....................................................................           6,073
              424 ONE Gas, Inc. .................................................................................          18,329
              324 Piedmont Natural Gas Co., Inc. ................................................................          11,959
              110 South Jersey Industries, Inc. .................................................................           5,971
              366 UGI Corp. .....................................................................................          11,928
                                                                                                                  ---------------
                                                                                                                           66,205
                                                                                                                  ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
              758 Abbott Laboratories ...........................................................................          35,118
                                                                                                                  ---------------

                  HEALTH CARE PROVIDERS & SERVICES -- 1.3%
              392 Aetna, Inc. ...................................................................................          41,760
              408 AmerisourceBergen Corp. .......................................................................          46,377
              401 Cardinal Health, Inc. .........................................................................          36,198
                                                                                                                  ---------------
                                                                                                                          124,335
                                                                                                                  ---------------

                  HOTELS, RESTAURANTS & LEISURE -- 0.4%
              420 Starbucks Corp. ...............................................................................          39,774
                                                                                                                  ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                                DESCRIPTION                                                  VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
COMMON STOCKS (CONTINUED)

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.1%
              212 Pattern Energy Group, Inc. .................................................................... $         6,004
                                                                                                                  ---------------

                  INDUSTRIAL CONGLOMERATES -- 0.3%
              276 Siemens AG, ADR ...............................................................................          29,863
                                                                                                                  ---------------

                  INSURANCE -- 1.5%
            1,032 FNF Group......................................................................................          37,936
              843 Hartford Financial Services Group (The), Inc. .................................................          35,254
            1,076 Horace Mann Educators Corp. ...................................................................          36,799
              590 MetLife, Inc. .................................................................................          29,825
                                                                                                                  ---------------
                                                                                                                          139,814
                                                                                                                  ---------------

                  IT SERVICES -- 0.4%
              393 Accenture PLC, Class A ........................................................................          36,820
                                                                                                                  ---------------

                  MACHINERY -- 0.8%
              234 Cummins, Inc. .................................................................................          32,442
              267 Snap-on, Inc. .................................................................................          39,265
                                                                                                                  ---------------
                                                                                                                           71,707
                                                                                                                  ---------------

                  MEDIA -- 0.4%
              358 Walt Disney (The) Co. .........................................................................          37,551
                                                                                                                  ---------------

                  MULTILINE RETAIL -- 0.4%
              451 Nordstrom, Inc. ...............................................................................          36,224
                                                                                                                  ---------------

                  MULTI-UTILITIES -- 0.9%
               96 Alliant Energy Corp. ..........................................................................           6,048
              691 CMS Energy Corp. ..............................................................................          24,123
               84 Dominion Resources, Inc. ......................................................................           5,953
              273 National Grid PLC, ADR ........................................................................          17,639
              136 NiSource, Inc. ................................................................................           6,006
              109 Sempra Energy .................................................................................          11,883
              241 Wisconsin Energy Corp. ........................................................................          11,929
                                                                                                                  ---------------
                                                                                                                           83,581
                                                                                                                  ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 2.8%
              271 Chevron Corp. .................................................................................          28,450
              421 ConocoPhillips ................................................................................          26,211
              763 Enbridge Income Fund Holdings, Inc. (CAD) .....................................................          22,470
              495 Enbridge, Inc. ................................................................................          24,008
              921 Inter Pipeline Ltd. (CAD) .....................................................................          23,735
            1,708 Kinder Morgan, Inc. ...........................................................................          71,839
              490 Spectra Energy Corp. ..........................................................................          17,723
              554 TransCanada Corp. .............................................................................          23,667


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                                DESCRIPTION                                                  VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             473  Williams (The) Cos., Inc. ..................................................................... $        23,929
                                                                                                                  ---------------
                                                                                                                          262,032
                                                                                                                  ---------------

                  PHARMACEUTICALS -- 1.0%
             296  Johnson & Johnson .............................................................................          29,778
             574  Sanofi, ADR ...................................................................................          28,378
             582  Teva Pharmaceutical Industries Ltd., ADR ......................................................          36,259
                                                                                                                  ---------------
                                                                                                                           94,415
                                                                                                                  ---------------

                  ROAD & RAIL -- 0.3%
             282  Union Pacific Corp. ...........................................................................          30,543
                                                                                                                  ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
             816  Broadcom Corp., Class A .......................................................................          35,329
             932  Intel Corp. ...................................................................................          29,144
             614  Texas Instruments, Inc. .......................................................................          35,111
                                                                                                                  ---------------
                                                                                                                           99,584
                                                                                                                  ---------------

                  SOFTWARE -- 0.7%
             673  Microsoft Corp. ...............................................................................          27,361
             815  Oracle Corp. ..................................................................................          35,167
                                                                                                                  ---------------
                                                                                                                           62,528
                                                                                                                  ---------------

                  SPECIALTY RETAIL -- 0.8%
             563  Foot Locker, Inc. .............................................................................          35,469
             336  Home Depot (The), Inc. ........................................................................          38,173
                                                                                                                  ---------------
                                                                                                                           73,642
                                                                                                                  ---------------

                  TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
             471  VF Corp. ......................................................................................          35,471
                                                                                                                  ---------------

                  TOBACCO -- 0.3%
             280  British American Tobacco PLC, ADR .............................................................          29,056
                                                                                                                  ---------------

                  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
             546  China Mobile Ltd., ADR ........................................................................          35,506
                                                                                                                  ---------------
                  TOTAL COMMON STOCKS............................................................................       2,177,645
                  (Cost $2,080,942)                                                                               ---------------

REAL ESTATE INVESTMENT TRUSTS -- 13.4%

                  DIVERSIFIED REITS -- 0.5%
           4,548  Lexington Realty Trust ........................................................................          44,707
                                                                                                                  ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                                DESCRIPTION                                                  VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  HEALTH CARE REITS -- 1.7%
              711 National Health Investors, Inc. ............................................................... $        50,488
            1,259 OMEGA Healthcare Investors, Inc. ..............................................................          51,078
            1,661 Sabra Health Care REIT, Inc. ..................................................................          55,062
                                                                                                                  ---------------
                                                                                                                          156,628
                                                                                                                  ---------------

                  HOTEL & RESORT REITS -- 2.0%
            1,379 Chesapeake Lodging Trust ......................................................................          46,652
            2,159 Host Hotels & Resorts, Inc. ...................................................................          43,569
            1,241 LaSalle Hotel Properties ......................................................................          48,225
            1,500 RLJ Lodging Trust .............................................................................          46,965
                                                                                                                  ---------------
                                                                                                                          185,411
                                                                                                                  ---------------

                  INDUSTRIAL REITS -- 1.0%
            1,164 Prologis, Inc. ................................................................................          50,704
            1,999 STAG Industrial, Inc. .........................................................................          47,016
                                                                                                                  ---------------
                                                                                                                           97,720
                                                                                                                  ---------------

                  OFFICE REITS -- 1.6%
            2,226 BioMed Realty Trust, Inc. .....................................................................          50,441
            1,763 CyrusOne, Inc. ................................................................................          54,865
              723 Digital Realty Trust, Inc. ....................................................................          47,689
                                                                                                                  ---------------
                                                                                                                          152,995
                                                                                                                  ---------------

                  RESIDENTIAL REITS -- 2.2%
              670 Camden Property Trust .........................................................................          52,347
            1,459 Education Realty Trust, Inc. ..................................................................          51,619
              948 Equity LifeStyle Properties, Inc. .............................................................          52,093
              689 Mid-America Apartment Communities, Inc. .......................................................          53,239
                                                                                                                  ---------------
                                                                                                                          209,298
                                                                                                                  ---------------

                  RETAIL REITS -- 2.7%
            1,942 Brixmor Property Group, Inc. ..................................................................          51,560
            1,889 Kimco Realty Corp. ............................................................................          50,720
            1,254 National Retail Properties, Inc. ..............................................................          51,376
            2,960 Retail Properties of America, Inc., Class A ...................................................          47,449
              264 Simon Property Group, Inc. ....................................................................          51,649
                                                                                                                  ---------------
                                                                                                                          252,754
                                                                                                                  ---------------

                  SPECIALIZED REITS -- 1.7%
            1,350 Corrections Corp. of America ..................................................................          54,351
              828 EPR Properties ................................................................................          49,705
              793 Extra Space Storage, Inc. .....................................................................          53,583


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES/UNITS                                              DESCRIPTION                                                VALUE
----------------- ----------------------------------------------------------------------------------------------- ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  SPECIALIZED REITS (CONTINUED)
              215 InfraREIT, Inc. ............................................................................... $         6,147
                                                                                                                  ---------------
                                                                                                                          163,786
                                                                                                                  ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS............................................................       1,263,299
                  (Cost $1,200,379)                                                                               ---------------

MASTER LIMITED PARTNERSHIPS -- 7.6%

                  GAS UTILITIES -- 0.5%
            1,007 AmeriGas Partners, L.P. .......................................................................          48,074
                                                                                                                  ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.2%
              414 NextEra Energy Partners, L.P. .................................................................          18,142
                                                                                                                  ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 6.9%
              452 Alliance Holdings GP, L.P. ....................................................................          23,364
            1,071 Alliance Resource Partners, L.P. ..............................................................          35,804
            1,324 Enbridge Energy Partners, L.P. ................................................................          47,677
              637 Energy Transfer Partners, L.P. ................................................................          35,513
            2,365 Enterprise Products Partners, L.P. ............................................................          77,879
              466 EQT Midstream Partners, L.P. ..................................................................          36,190
              272 Hoegh LNG Partners, L.P. ......................................................................           5,902
            1,152 Holly Energy Partners, L.P. ...................................................................          36,219
              606 Magellan Midstream Partners, L.P. .............................................................          46,486
            1,148 NGL Energy Partners, L.P. .....................................................................          30,112
              297 ONEOK Partners, L.P. ..........................................................................          12,129
            1,487 Plains All American Pipeline, L.P. ............................................................          72,521
              130 Rose Rock Midstream, L.P. .....................................................................           6,175
              688 Spectra Energy Partners, L.P. .................................................................          35,632
              239 Tallgrass Energy Partners, L.P. ...............................................................          12,086
              731 Targa Resources Partners, L.P. ................................................................          30,234
              385 TC Pipelines, L.P. ............................................................................          25,083
              653 Teekay LNG Partners, L.P. .....................................................................          24,390
              368 TransMontaigne Partners, L.P. .................................................................          11,875
              973 Williams Partners, L.P. .......................................................................          47,891
                                                                                                                  ---------------
                                                                                                                          653,162
                                                                                                                  ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS..............................................................         719,378
                  (Cost $754,236)                                                                                 ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    PRINCIPAL                                                                        STATED           STATED
      VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
----------------- ------------------------------------------------------------- ---------------- ---------------- ---------------
U.S. GOVERNMENT BONDS AND NOTES -- 7.4%

$          10,599 U.S. Treasury Inflation Indexed Bond ........................      2.00%           01/15/26     $        12,575
           11,591 U.S. Treasury Inflation Indexed Bond ........................      2.38%           01/15/27              14,316
           10,042 U.S. Treasury Inflation Indexed Bond ........................      1.75%           01/15/28              11,767
           48,856 U.S. Treasury Inflation Indexed Bond ........................      3.38%           04/15/32              71,772
            8,652 U.S. Treasury Inflation Indexed Bond ........................      2.13%           02/15/40              11,569
            5,337 U.S. Treasury Inflation Indexed Bond ........................      2.13%           02/15/41               7,205
           60,594 U.S. Treasury Inflation Indexed Bond ........................      0.63%           02/15/43              59,500
           39,922 U.S. Treasury Inflation Indexed Note ........................      0.13%           04/15/16              40,331
           64,216 U.S. Treasury Inflation Indexed Note ........................      0.13%           04/15/17              65,370
           46,817 U.S. Treasury Inflation Indexed Note ........................      0.13%           04/15/18              47,769
           54,765 U.S. Treasury Inflation Indexed Note ........................      0.13%           04/15/19              55,839
           36,102 U.S. Treasury Inflation Indexed Note ........................      1.38%           01/15/20              39,084
           49,366 U.S. Treasury Inflation Indexed Note ........................      1.13%           01/15/21              53,045
           47,402 U.S. Treasury Inflation Indexed Note ........................      0.13%           01/15/22              47,843
            7,115 U.S. Treasury Inflation Indexed Note ........................      0.13%           07/15/22               7,196
           57,721 U.S. Treasury Inflation Indexed Note ........................      0.13%           01/15/23              58,033
           54,339 U.S. Treasury Inflation Indexed Note ........................      0.13%           07/15/24              54,394
           29,761 U.S. Treasury Inflation Indexed Note ........................      2.38%           01/15/25              36,112
                                                                                                                  ---------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................         693,720
                  (Cost $679,388)                                                                                 ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.8%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
                  Fannie Mae REMICS
              497      Series 1988-16, Class B ................................      9.50%           06/25/18                 529
              600      Series 1989-69, Class G ................................      7.60%           10/25/19                 651
            4,783      Series 1993-1, Class KA ................................      7.90%           01/25/23               5,464
              747      Series 2003-131, Class CG ..............................      5.50%           05/25/33                 757
            6,140      Series 2005-27, Class YC ...............................      5.50%           02/25/35               6,469
            6,167      Series 2005-46, Class LW ...............................      5.00%           06/25/20               6,446
              829      Series 2005-48, Class MD ...............................      5.00%           04/25/34                 867
            2,036      Series 2005-70, Class KJ ...............................      5.50%           09/25/34               2,140
            3,844      Series 2005-120, Class NF (b)...........................      0.27%           01/25/21               3,843
           20,236      Series 2009-36, Class AB ...............................      4.00%           05/25/23              20,347
            7,399      Series 2009-81, Class AD ...............................      4.50%           09/25/37               7,517
            1,979      Series 2011-38, Class AH ...............................      2.75%           05/25/20               2,024
            7,421      Series 2013-31, Class NT ...............................      3.00%           04/25/43               7,633


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    PRINCIPAL                                                                        STATED           STATED
      VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
----------------- ------------------------------------------------------------- ---------------- ---------------- ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  FHLMC - GNMA
$             899      Series 1993-5, Class HA ................................      7.50%           02/25/23     $           995
            1,974      Series 1994-27, Class D ................................      7.00%           03/25/24               2,337
                  Freddie Mac REMICS
              300      Series 1991-1074, Class I ..............................      6.75%           05/15/21                 322
            1,634      Series 1992-1250, Class J ..............................      7.00%           05/15/22               1,834
            2,432      Series 2005-3081, Class CP .............................      5.50%           10/15/34               2,455
            1,701      Series 2006-3116, Class PD .............................      5.00%           10/15/34               1,731
            1,123      Series 2006-3161, Class PD .............................      5.50%           10/15/34               1,125
                  Government National Mortgage Association
              822      Series 2005-13, Class PB ...............................      5.00%           09/20/34                 823
            2,496      Series 2008-85, Class HP ...............................      4.00%           04/20/38               2,557
            2,122      Series 2009-62, Class BA ...............................      4.50%           05/20/34               2,141
            2,300      Series 2010-117, Class MA ..............................      2.50%           09/16/23               2,340
                                                                                                                  ---------------
                                                                                                                           83,347
                                                                                                                  ---------------
                  PASS-THROUGH SECURITIES -- 0.9%
                  Federal Home Loan Mortgage Corporation
           24,945      Pool A47829 ............................................      4.00%           08/01/35              26,748
                  Federal National Mortgage Association
           19,911      Pool AH1568 ............................................      4.50%           12/01/40              21,922
                  Government National Mortgage Association
           18,375      Pool 3500 ..............................................      5.50%           01/20/34              20,827
           17,406      Pool 3711 ..............................................      5.50%           05/20/35              19,725
                                                                                                                  ---------------
                                                                                                                           89,222
                                                                                                                  ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................         172,569
                  (Cost $168,627)                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 0.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                  Credit Suisse First Boston Mortgage Securities Corp.
        14,617         Series 2004-1, Class 1A1 ...............................      5.75%           02/25/34              14,820
                  Wells Fargo Mortgage Backed Securities Trust
         6,327         Series 2006-17, Class A4 ...............................      5.50%           11/25/21               6,427
                                                                                                                  ---------------
                                                                                                                           21,247
                                                                                                                  ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

    PRINCIPAL                                                                        STATED           STATED
      VALUE                                DESCRIPTION                               COUPON          MATURITY          VALUE
----------------- ------------------------------------------------------------- ---------------- ---------------- ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                  Bear Stearns Commercial Mortgage Securities Trust
$           8,886      Series 2005-PWR8, Class A4 .............................      4.67%           06/11/41     $         8,893
                                                                                                                  ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES...............................................................          30,140
                  (Cost $29,807)                                                                                  ---------------

ASSET-BACKED SECURITIES -- 0.1%

                  Countrywide Asset-Backed Certificates Trust
            4,372      Series 2005-4, Class AF3 (b)............................      4.46%           10/25/35               4,378
                  Wells Fargo Home Equity Asset-Backed Securities Trust
            1,656      Series 2004-2, Class AI6 (b)............................      5.00%           10/25/34               1,664
                                                                                                                  ---------------
                  TOTAL ASSET-BACKED SECURITIES..................................................................           6,042
                  (Cost $5,995)                                                                                   ---------------

                  TOTAL INVESTMENTS -- 97.6%.....................................................................       9,191,464
                  (Cost $9,022,209) (c)
                  NET OTHER ASSETS AND LIABILITIES -- 2.4%.......................................................         222,147
                                                                                                                  ---------------
                  NET ASSETS -- 100.0%........................................................................... $     9,413,611
                                                                                                                  ===============


-----------------------------

(a)   Investment in affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $273,709 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $104,454.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds.........................  $     4,128,671  $   4,128,671  $            --  $           --
Common Stocks*................................        2,177,645      2,177,645               --              --
Real Estate Investment Trusts*................        1,263,299      1,263,299               --              --
Master Limited Partnerships*..................          719,378        719,378               --              --
U.S. Government Bonds and Notes...............          693,720             --          693,720              --
U.S. Government Agency Mortgage-Backed
    Securities................................          172,569             --          172,569              --
Mortgage-Backed Securities....................           30,140             --           30,140              --
Asset-Backed Securities.......................            6,042             --            6,042              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     9,191,464  $   8,288,993  $       902,471   $          --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

-------------------------------------------------------
ASSET ALLOCATION                        % OF NET ASSETS
-------------------------------------------------------
Exchange-Traded Funds                        43.9%
Common Stocks                                23.1
Real Estate Investment Trusts                13.4
Master Limited Partnerships                   7.6
U.S. Government Bonds and Notes               7.4
U.S. Government Agency Mortgage-Backed
   Securities                                 1.8
Mortgage-Backed Securities                    0.3
Asset-Backed Securities                       0.1
                                            ------
Total Investments                            97.6
Net Other Assets & Liabilities                2.4
                                            ------
Net Assets                                  100.0%
                                            ------


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of two series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, and First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2015 (UNAUDITED)

      issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advior's Pricing Committe, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2015 (UNAUDITED)

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS:

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2015 (UNAUDITED)

E. AFFILIATED TRANSACTIONS

First Trust Multi Income invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at March 31, 2015, and for the period then ended, are as follows:

                                                               SHARE ACTIVITY
                                               -----------------------------------------------
                                                BALANCE AT                         BALANCE AT   VALUE AT
SECURITY NAME                                   12/31/2014   PURCHASES    SALES    3/31/2015   3/31/2015
---------------------------------------------------------------------------------------------------------
First Trust Low Duration Mortgage
    Opportunities ETF                                  --        1,200   (1,200)         --    $       --
First Trust Preferred Securities and Income
    ETF                                            32,820       10,910       --      43,730       839,616
First Trust Senior Loan Fund                       22,060        6,340       --      28,400     1,398,132
First Trust Tactical High Yield ETF                12,000        2,920   (2,000)     12,920       652,460
                                                                                               ----------
                                                                                               $2,890,208
                                                                                               ==========


                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 1, 2015 to March 31, 2015), the amount of notional values of futures contracts opened and closed were $23,818,656 and $18,291,672, respectively.

              4. FEE WAIVER AGREEMENT FOR FIRST TRUST MULTI INCOME

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund's investment advisor, effective April 1, 2015, the Fund's investment advisor will waive and/or reimburse the acquired fund fees and expenses of the shares of the investment companies held by the Fund up to 0.37% of the Fund's average daily net assets until May 1, 2016. Any acquired fund fees and expenses in excess of 0.37% of average daily net assets will be borne by the Fund and will lower the Fund's net asset value. The agreement may be terminated by the Trust's Board of Trustees on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2016, upon 60 days' written notice.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
               -------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 20, 2015
     -----------------

* Print the name and title of each signing officer under his or her signature.